Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		91 Months Ended	94 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 0	$ 522	$ 586	$ 3,372	$ 18,371	$ 18,371